Retirement Benefits (Schedule of Components in Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Accrued retirement benefits	$ (2,802.2)	$ (3,376.0)
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Sundry	193.7	104.5
Other current liabilities	(64.2)	(64.5)
Accrued retirement benefits	(2,624.0)	(3,166.7)
Accumulated other comprehensive (income) loss before income taxes	5,036.3	5,630.9
Net amount recognized	2,541.8	2,504.2
Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Sundry	1,043.6	870.1
Other current liabilities	(7.3)	(7.1)
Accrued retirement benefits	(178.2)	(209.3)
Accumulated other comprehensive (income) loss before income taxes	(159.3)	(213.0)
Net amount recognized	$ 698.8	$ 440.7